January 5, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Dreyfus Municipal Funds, Inc.
1940 Act File No.: 811-6377
1933 Act File No: 33-42162

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced
Fund does not differ from that contained in the most recent amendment to the Fund's
Registration Statement, electronically filed with the Securities and Exchange
Commission on December 21, 2005, pursuant to Rule 485(b).

Very truly yours,

/s/ Gina M. Casso
Gina M. Casso
Paralegal